Related Party Transactions - Transactions with Significant Influence Entities (Details) $ in Millions		3 Months Ended		6 Months Ended
	Aug. 04, 2021	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) rig	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Related party revenue		$ 17.6	$ 5.4	$ 36.3	$ 6.4
Funding provided to (received from) shareholder loan		0.0	1.6	0.0	(1.5)
Trade receivables		67.1		$ 67.1		$ 48.6
Perfomex
Related Party Transaction [Line Items]
Number of rigs | rig				3
Perfomex II
Related Party Transaction [Line Items]
Number of rigs | rig				2
Perfomex
Related Party Transaction [Line Items]
Additional ownership percentage acquired	2.00%
Funding provided to (received from) shareholder loan		0.0	0.8	$ 0.0	(2.5)
Trade receivables		40.7		40.7		40.8
Perfomex | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue		0.0	1.9	0.0	4.1
Perfomex | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue		9.5	2.2	20.2	(1.6)
Perfomex II
Related Party Transaction [Line Items]
Additional ownership percentage acquired	2.00%
Funding provided to (received from) shareholder loan		0.0	0.8	0.0	1.0
Trade receivables		26.4		26.4		$ 7.8
Perfomex II | Management Services Agreement
Related Party Transaction [Line Items]
Related party revenue		0.0	1.2	0.0	2.3
Perfomex II | Bareboat Revenue
Related Party Transaction [Line Items]
Related party revenue		$ 8.1	$ 0.1	$ 16.1	$ 1.6
Opex
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%
Akal
Related Party Transaction [Line Items]
Ownership percentage sold	49.00%